UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07626

Putnam Municipal Opportunities Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Semiannual Report
Putnam Municipal
Opportunities Trust
October 31, 2025
Not FDIC Insured No Bank Guarantee May Lose Value
.

Managed Distribution Policy : The Fund has implemented a managed distribution plan (the "Distribution Plan") whereby the
Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the rate of $0.0393 per share. Management will generally distribute amounts necessary to satisfy the Distribution Plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").
The Distribution Plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the Net Asset Value (NAV) of the Fund's common shares, but there is no assurance that the
Distribution Plan will be successful in doing so.
Under the Distribution Plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the Fund's
Distribution Plan.
The Board may amend the terms of the Distribution Plan or terminate the Distribution Plan at any time without prior notice to the
Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Plan. The amendment or termination of the Distribution Plan could have an adverse effect on the market price of the Fund’s common shares. The Distribution Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Distribution Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 3
Financial Highlights and Schedule of Investments 5
Financial Statements 18
Notes to Financial Statements 21
Important Information to Shareholders 30
Annual Meeting of Shareholders 31
Dividend Reinvestment and Cash Purchase Plan 32
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Putnam Municipal Opportunities Trust
Dear Shareholder,
This semiannual report for Putnam Municipal Opportunities
Trust covers the period ended October 31, 2025 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks as high a level of current income exempt
from federal income tax consistent with preservation
of capital. The Fund intends to achieve its objective by
investing in a portfolio of investment-grade and some below
investment-grade municipal bonds. The Fund also uses
leverage, primarily by issuing preferred shares in an effort to enhance the returns for the common shareholders. The
Fund’s shares trade on a stock exchange at market prices,
which may be lower than the Fund’s net asset value. The
Fund’s use of leverage involves risks and may increase the
volatility of the Fund’s net asset value.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +6.80% based on market price and +6.67%
based on net asset value. In comparison, the Bloomberg
Municipal Bond Index, which is a market value-weighted
index of tax-exempt, investment-grade municipal bonds with
maturities of one year or more, posted a +4.99% cumulative
total return
1
. You can find the Fund's long-term performance
data in the Performance Summary on page 3 .
The Fund has implemented a managed distribution plan
whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly
distributions to shareholders at the rate of $0.0393 per
share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month
and is intended to narrow the discount between the market
price and the NAV of the Fund’s common shares, but there
is no assurance that the plan will be successful in doing
so. The Fund sends a Form 1099-DIV to shareholders
each calendar year describing how to report the Fund's
distributions for federal income tax purposes. Please see
“Important Information to Shareholders” section for additional information.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Effective May 30, 2025, Paul M. Drury retired and stepped
down as a member of the Fund’s portfolio management
team.
Thank you for your continued participation in Putnam
Municipal Opportunities Trust. We look forward to serving
your future investment needs.
Sincerely,
Garrett L Hamilton, CFA
James Conn, CFA
Francisco Rivera
Daniel Workman, CFA
Benjamin C. Barber, CFA
Portfolio Management Team
Portfolio Composition
10/31/25
% of Total
Investments
Health Care 16.91%
Transportation 16.12%
Housing 14.07%
Education 11.96%
Lease 10.72%
Special Tax 7.37%
Industrial Dev. Revenue and Pollution Control 7.16%
Local 5.21%
State General Obligation 4.27%
Other Revenue Bonds 3.81%
Utilities 1.90%
Refunded 0.45%
Other 0.05%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
6
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2025
Putnam Municipal Opportunities Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/25
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
1
Average Annual Total Return

Based on
NAV
2
Based on
market price
3
Based on
NAV

Based on
market price

6-Month +6.67% +6.80% +6.67% +6.80%
1-Year +3.83% +3.26% +3.83% +3.26%
5-Year +6.67% +3.58% +1.30% +0.71%
10-Year +38.08% +41.27% +3.28% +3.52%
Symbol: PMO 10/31/25 4/30/25 Change
Net Asset Value (NAV) $11.40 $10.92 +$0.48
Market Price (NYSE) $10.37 $9.94 +$0.43
Distributions Per Share
(5/1/25–10/31/25)
Net Investment
Income Total
$0.2358 $0.2358
Distributions Per Remarketed Preferred Share
(5/1/25–10/31/25)
Income Total
Series B (2,876 shares) $600.97 $600.97
Series C (2,673 shares) $599.82 $599.82
See page 4 for Performance Summary footnotes.

Putnam Municipal Opportunities Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Active management does not ensure gains or protect against market declines. An investor may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. These and other risks are discussed in the Fund’s prospectus.
All figures represent past performance and are not a guarantee of future results. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or sale of shares.
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
2. Assumes reinvestment of distributions based on net asset value.
3. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Putnam Municipal Opportunities Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Per common share operating
performance
(for a common share outstanding throughout
the period)
Net asset value, beginning of period ..... $10.92 $11.17 $11.17 $11.63 $13.95 $12.49
Income from investment operations:
Net investment income
a
............. 0.34 0.62 0.56 0.49 0.45 0.48
Net realized and unrealized gains (losses) 0.48 (0.32) 0.03 (0.18) (2.13) 1.76
Distributions to preferred shareholders from:
Net investment income .............. (0.12) (0.26) (0.26) (0.16) (0.01) (0.01)
Net realized gains ................. — — — — —
b
—
Total from investment operations ........ 0.70 0.04 0.33 0.15 (1.69) 2.23
Less distributions to common shareholders
from:
Net investment income .............. (0.24) (0.32) (0.29) (0.53) (0.40) (0.66)
Net realized gains ................. — — — — (0.23) (0.11)
Tax return of capital ................ — (0.10) (0.13) (0.09) — —
Total distributions ................... (0.24) (0.42) (0.42) (0.62) (0.63) (0.77)
Repurchase of shares (Note 2 ) ......... 0.02 0.13 0.09 0.01 —
b
—
Net asset value, end of period .......... $11.40 $10.92 $11.17 $11.17 $11.63 $13.95
Market value, end of period
c
........... $10.37 $9.94 $9.72 $10.29 $10.69 $13.72
Total return (based on net asset value per
share)
d
........................... 6.67% 1.43% (1.46)% 1.83% (18.22)% 24.88%
Total return (based on market value per
share)
d
........................... 6.80% 6.46% 3.90% 1.56% (12.60)% 18.13%
Ratios to average net assets applicable
to common shares
e,f,g
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.12% 1.17% 1.33% 0.99% 1.00%
Expenses net of waiver and payments by
affiliates .......................... 1.06%
h
0.92%
h,i
0.96%
h,i
1.20%
h,i
0.99%
i
0.97%
h,i
Net investment income ............... 3.90% 3.15% 2.76% 3.02% 3.23% 3.46%
Supplemental data
Net assets applicable to common shares,
end of period (000’s) ............... $312,249 $306,493 $346,949 $377,416 $394,832 $475,965
Portfolio turnover rate ................ 20% 18% 51% 36% 32% 22%
a
Based on average daily common shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
g
Based on income and expenses applicable to both common and preferred shares.
h
Reflects waivers of certain Fund expenses in connection with the Fund's remarketed preferred shares (Note 3).
i
Benefit of expense reduction rounds to less than 0.01%.

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited), October 31, 2025
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 148.7%
Alabama 0.2%
a ,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 $ 515,077
Alaska 1.8%
c
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 6,050,000 5,625,885
Arizona 3.3%
Arizona Industrial Development Authority ,
b
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2017 D , Refunding , 5% ,
7/01/51 ........................................................ 510,000 477,881
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/46 ....................................................... 2,855,000 2,579,030
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/41 ............. 720,000 660,657
b
Industrial Development Authority of the City of Phoenix Arizona (The) , BASIS Schools,
Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% , 7/01/35 ......... 1,000,000 1,000,177
b
Industrial Development Authority of the County of Pima (The) ,
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
11/15/35 ....................................................... 1,750,000 1,925,288
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 350,000 376,639
Maricopa County Industrial Development Authority ,
b
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 2,050,000 2,152,712
Horizon Community Learning Center, Inc. , Revenue , 2016 , Refunding , 5% , 7/01/35 750,000 752,790
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 350,000 350,530
10,275,704
California 8.7%
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 550,000 460,806
California Municipal Finance Authority ,
d
Revenue , FRN , 2025-1 , A-2 , 3.537% , 2/20/41 ............................ 2,339,783 2,078,464
HumanGood California Obligated Group , Revenue , 2021 , 4% , 10/01/49 ......... 2,700,000 2,402,692
Terry Manor Senior Housing LP , Revenue , 2024 A , FNMA Insured , 4.2% , 8/01/40 .. 2,870,000 2,922,271
b
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... 1,455,000 1,086,544
City of Long Beach ,
Airport System , Revenue , 2022 C , AG Insured , 5% , 6/01/42 .................. 750,000 777,836
Airport System , Revenue , 2022 C , AG Insured , 5.25% , 6/01/47 ............... 1,250,000 1,288,012
City of Los Angeles , Community Facilities District No. 11 , Special Tax , 2021 , 4% ,
9/01/38 ......................................................... 1,000,000 996,344
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 500,000 346,118
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 1,450,000 991,403
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 1,900,000 1,315,851
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 5,135,000 3,873,274
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 3,235,000 2,307,198
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5.5% , 5/01/39 ................. 5,765,000 6,437,942
27,284,755
Colorado 4.4%
City & County of Denver ,
Airport System , Revenue , 2022 A , 5.5% , 11/15/35 ......................... 1,500,000 1,710,422
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 1,025,000 1,113,954

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System , Revenue , 2022 A , 5.5% , 11/15/38 ......................... $ 1,500,000 $ 1,676,777
Airport System , Revenue , 2022 A , 4.125% , 11/15/47 ....................... 5,000,000 4,636,302
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2016 , Refunding , 5% , 1/01/37 ................................. 550,000 550,378
Denver Health & Hospital Authority , Revenue , 2025 A , 5.125% , 12/01/50 .......... 1,500,000 1,522,129
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 770,826
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 1,225,000 1,341,311
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 4.25% , 12/01/50 ................. 550,000 561,545
13,883,644
Connecticut 0.6%
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 2,000,000 2,029,121
Florida 8.6%
b
Capital Trust Authority ,
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.375% , 7/01/50 ....... 900,000 910,348
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 185,000 180,645
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 6,340,000 6,942,475
b
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/55 ............................................... 425,000 431,943
b
County of Palm Beach , Provident Group-PBAU Properties LLC , Revenue , 144A, 2019
A , 5% , 4/01/39 .................................................... 1,600,000 1,608,560
b
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.625% , 5/01/55 .............................................. 270,000 273,054
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 450,000 468,240
Florida Development Finance Corp. ,
b
Revenue , 144A, 2021 A , 4% , 7/01/51 ................................... 500,000 403,083
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/42 . 485,000 487,844
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/51 . 1,300,000 1,263,002
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/57 . 680,000 654,717
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 1,500,000 1,456,835
Florida Higher Educational Facilities Financing Authority ,
Florida Institute of Technology, Inc. , Revenue , 2019 , 4% , 10/01/39 ............. 800,000 759,704
St. Leo University, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/44 .. 1,500,000 1,167,830
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,500,000 1,510,527
b
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 100,000 101,208
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 6% , 5/01/56 ................................. 275,000 285,034
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 1,335,000 1,410,212
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.5% , 6/15/55 ................................................ 250,000 257,172
Palm Beach County Health Facilities Authority , Jupiter Medical Center Obligated Group ,
Revenue , 2022 , 5% , 11/01/47 ........................................ 1,515,000 1,532,248
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 500,000 501,157
b
Village Community Development District No. 13 , Phase II , Special Assessment , 144A,
2020 , 3% , 5/01/35 ................................................. 2,390,000 2,231,236

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... $ 500,000 $ 482,399
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,000,000 1,014,322
b
Waterset South Community Development District , Assessment Area , Special
Assessment , 144A, 2025 , 5.7% , 5/01/56 ................................ 225,000 226,945
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.5% , 5/01/55 ..................................... 200,000 196,378
26,757,118
Georgia 4.5%
b
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/50 ................................................ 125,000 129,911
DeKalb County Housing Authority , HADC 1086 on Montreal LLC , Revenue , 2024 ,
4% , 3/01/34 ...................................................... 5,000,000 5,042,023
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,330,000 1,690,982
a
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 2,670,000 2,876,700
Municipal Electric Authority of Georgia ,
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 1,000,000 1,050,188
JEA Electric System , Revenue , 2023 A , AG Insured , 5% , 7/01/55 .............. 1,700,000 1,730,453
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2022 A , Refunding , 5% , 4/01/43 ............................... 1,400,000 1,469,542
13,989,799
Hawaii 1.4%
County of Maui , GO , 2025 , 5% , 9/01/37 ................................... 2,250,000 2,614,042
State of Hawaii , Harbor System , Revenue , 2020 A , Refunding , 4% , 7/01/34 ........ 1,625,000 1,664,447
4,278,489
Illinois 11.6%
Chicago Board of Education ,
GO , 2015 C , 5.25% , 12/01/39 ........................................ 2,250,000 2,218,947
GO , 2023 A , 5.875% , 12/01/47 ........................................ 400,000 402,183
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 2,250,000 2,377,011
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/37 ..................... 300,000 310,588
Customer Facility Charge , Revenue, Senior Lien , 2023 , Refunding , BAM Insured ,
5.25% , 1/01/42 .................................................. 1,465,000 1,580,374
City of Chicago ,
GO , 2023 A , 5% , 1/01/35 ............................................ 2,500,000 2,605,011
GO , 2025 E , 6% , 1/01/44 ............................................ 1,750,000 1,876,582
Illinois Finance Authority ,
Board of Trustees of the University of Illinois (The) , Revenue , 2023 A , 5.25% ,
10/01/53 ....................................................... 2,500,000 2,635,296
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/37 ......................... 1,000,000 1,006,749
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 2,000,000 1,944,614
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 1,025,000 1,025,242
Riverside Health System Obligated Group , Revenue , 2016 , Refunding , 4% , 11/15/34 500,000 502,502
Metropolitan Pier & Exposition Authority ,
e
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , 3.41%, 12/15/30 .......................................... 12,000,000 10,105,441
e
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2017 B ,
Refunding , 4.55%, 12/15/37 ........................................ 1,000,000 809,012

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, (continued)
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 4% , 6/15/50 ............................................ $ 5,000,000 $ 4,333,936
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 1,000,000 857,401
State of Illinois , GO , 2018 A , 5% , 5/01/38 ................................. 1,500,000 1,544,618
36,135,507
Indiana 0.7%
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 1,750,000 1,804,544
Indiana Finance Authority , Indiana Masonic Home, Inc. Obligated Group , Revenue ,
2025 B , 5.5% , 5/01/54 .............................................. 455,000 458,120
2,262,664
Iowa 0.6%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/46 ........................................................ 2,000,000 1,676,527
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.75% , 10/01/55 .. 300,000 304,986
1,981,513
Kentucky 0.2%
Kentucky Economic Development Finance Authority , Masonic Homes of Kentucky, Inc.
Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/51 ................. 500,000 395,568
Louisville Regional Airport Authority , Revenue , 2014 A , Refunding , 5% , 7/01/31 ..... 385,000 386,477
782,045
Louisiana 1.7%
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 350,000 357,046
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 1,750,000 1,815,869
a
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 A-3 , Refunding ,
Mandatory Put , 2.2% , 7/01/26 ........................................ 3,010,000 2,996,127
5,169,042
Maryland 1.1%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 450,000 457,150
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,350,000 1,208,924
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 1,725,000 1,833,471
3,499,545
Massachusetts 8.1%
Commonwealth of Massachusetts ,
GO , 2022 C , 5% , 10/01/52 ........................................... 1,980,000 2,057,034
GO , 2024 B , 5% , 5/01/54 ............................................ 7,770,000 8,141,482
Massachusetts Development Finance Agency ,
Boston Medical Center Corp. Obligated Group , Revenue , 2015 D , 5% , 7/01/44 .... 400,000 394,583
PRG Medford Properties, Inc. , Revenue , 2025 , 5.5% , 6/01/50 ................ 1,500,000 1,620,348
SABIS International Charter School , Revenue , 2015 , Refunding , 5% , 4/15/33 ..... 1,000,000 1,000,315
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 5,000,000 5,109,512

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
4.5% , 7/01/54 ................................................... $ 4,800,000 $ 4,547,071
Massachusetts Port Authority , Revenue , 2016 B , 4% , 7/01/46 .................. 2,500,000 2,300,799
25,171,144
Michigan 7.3%
City of Detroit , GO , B-1 , 4% , 4/01/44 ..................................... 1,690,341 1,348,956
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 660,000 704,408
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Senior Lien , 2023 C , 5.25% , 7/01/48 ....... 1,375,000 1,479,355
Sewage Disposal System , Revenue, Senior Lien , 2023 C , 5.25% , 7/01/53 ....... 1,700,000 1,818,715
Michigan Finance Authority ,
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 648,847
Trinity Health Corp. Obligated Group , Revenue , 2019 A , Refunding , 4% , 12/01/49 . 3,845,000 3,443,929
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,500,000 971,745
Pontiac School District ,
GO , 2020 , 4% , 5/01/45 ............................................. 4,425,000 4,145,188
GO , 2020 , 4% , 5/01/50 ............................................. 4,975,000 4,619,088
GO , 2020 , 4% , 5/01/50 ............................................. 1,470 1,365
State of Michigan , Trunk Line , Revenue , 2021 A , 4% , 11/15/46 ................. 3,725,000 3,535,628
22,717,224
Minnesota 0.6%
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 2,000,000 2,004,222
Missouri 5.5%
Health & Educational Facilities Authority of the State of Missouri ,
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/34 .................................................... 1,085,000 996,941
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/38 .................................................... 1,750,000 1,495,666
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... 1,150,000 903,875
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,950,000 1,474,802
Kansas City Industrial Development Authority ,
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 3,150,000 3,173,643
City of Kansas City Airport , Revenue , 2020 A , AG Insured , 5% , 3/01/57 ......... 8,980,000 9,013,530
17,058,457
Nevada 2.9%
City of Las Vegas ,
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 1,745,000 1,351,597
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/49 ... 1,130,000 1,122,111
a
County of Washoe ,
Sierra Pacific Power Co. , Revenue , 2016 C , Refunding , Mandatory Put , 4.125% ,
10/01/29 ....................................................... 1,500,000 1,530,856
Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory Put , 4.125% ,
10/01/29 ....................................................... 4,850,000 4,949,769
8,954,333

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire 3.3%
New Hampshire Business Finance Authority ,
Revenue , 2024-2 , A , 3.625% , 8/20/39 .................................. $ 2,723,243 $ 2,607,449
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 1,070,000 969,811
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 1,210,000 1,041,706
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 2,540,000 2,121,368
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 700,000 706,014
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 500,000 504,166
Southern New Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
10/01/37 ....................................................... 2,500,000 2,517,617
10,468,131
New Jersey 0.5%
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 550,000 563,334
South Jersey Transportation Authority , Revenue , 2022 A , 5.25% , 11/01/52 ......... 1,000,000 1,045,549
1,608,883
New Mexico 0.8%
City of Santa Fe ,
El Castillo Retirement Residences Obligated Group , Revenue , 2012 , 5% , 5/15/42 . 1,460,000 1,450,353
El Castillo Retirement Residences Obligated Group , Revenue , 2019 A , 5% , 5/15/44 975,000 948,069
2,398,422
New York 13.2%
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2021 A ,
Refunding , 3% , 3/15/50 ............................................. 1,060,000 791,890
Metropolitan Transportation Authority ,
Revenue , 2017 C-1 , Refunding , 4% , 11/15/35 ............................ 1,000,000 1,010,018
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 8,000,000 8,652,027
New York City Housing Development Corp. ,
Revenue , 2020 I-1 , 2.55% , 11/01/45 .................................... 2,025,000 1,478,118
Revenue , 2020 I-1 , 2.8% , 11/01/60 ..................................... 2,000,000 1,289,310
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2022 B-1 ,
3% , 8/01/48 ...................................................... 5,875,000 4,472,931
New York Counties Tobacco Trust VI , Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 . 1,000,000 876,301
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , BAM Insured , 3% , 11/15/51 ................... 3,500,000 2,576,338
7 World Trade Center II LLC , Revenue , 2022 A , 1 , Refunding , 3% , 9/15/43 ....... 2,335,000 1,923,477
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 2,000,000 2,031,847
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 2,400,000 2,505,835
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/55 .............................. 2,250,000 2,404,521
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 500,000 498,605
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 300,000 306,529
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 475,000 511,723
c
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,980,000 3,039,665
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,270,000 2,303,895
Triborough Bridge & Tunnel Authority , Sales Tax , Revenue , 2022 A , 5.25% , 5/15/57 .. 4,400,000 4,634,552
41,307,582

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina 1.1%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 A , 4% ,
3/01/51 ........................................................ $ 2,250,000 $ 1,853,424
Maryfield, Inc. Obligated Group , Revenue , 2020 A , 5% , 10/01/45 .............. 500,000 473,303
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 505,000 512,085
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 500,000 501,876
3,340,688
Ohio 2.9%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien , 2020 A-2 , 1 , Refunding , 3% , 6/01/48 .................. 3,560,000 2,526,330
Revenue, Senior Lien , 2020 B-2 , 2 , Refunding , 5% , 6/01/55 .................. 2,265,000 1,901,204
Cleveland-Cuyahoga County Port Authority , Playhouse Square Foundation , Revenue ,
2018 , Refunding , 5.5% , 12/01/53 ...................................... 500,000 500,779
County of Montgomery , Kettering Health Network Obligated Group , Revenue , 2016 ,
4% , 8/01/47 ...................................................... 3,000,000 2,760,816
Port of Greater Cincinnati Development Authority , Revenue, Senior Lien , 2024 A ,
Refunding , 5% , 12/01/63 ............................................ 1,250,000 1,288,511
8,977,640
Oregon 0.5%
Clackamas County Hospital Facility Authority , Rose Villa, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5.25% , 11/15/50 ............................ 1,000,000 969,925
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/36 .................. 650,000 652,042
1,621,967
Others 0.7%
d
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML22 , A-US ,
4.685% , 10/25/40 .................................................. 2,227,508 2,295,390
Pennsylvania 6.2%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/34 ........................................ 3,480,000 3,740,090
Revenue , 2021 A , AG Insured , 4% , 1/01/46 .............................. 750,000 680,101
Revenue , 2023 A , AG Insured , 5.5% , 1/01/48 ............................. 5,000,000 5,277,163
Bucks County Water and Sewer Authority , Revenue , 2022 A , AG Insured , 5.25% ,
12/01/47 ........................................................ 2,175,000 2,317,812
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2023 , Refunding ,
5.125% , 11/01/38 ................................................ 2,000,000 2,173,589
Moravian Manors Obligated Group , Revenue , 2019 A , 5% , 6/15/44 ............. 1,000,000 912,403
St. Anne's Retirement Community Obligated Group , Revenue , 2020 , Refunding , 5% ,
3/01/40 ........................................................ 500,000 468,694
St. Anne's Retirement Community Obligated Group , Revenue , 2020 , Refunding , 5% ,
3/01/50 ........................................................ 500,000 414,279
Montgomery County Industrial Development Authority , Public School of Germantown
(The) , Revenue , 2021 A , Refunding , 4% , 10/01/36 ......................... 450,000 439,323
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , AG Insured , 5.75% , 12/31/62 .. 1,350,000 1,431,738
b
Philadelphia Authority for Industrial Development ,
f
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... 465,246 93,049

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
b
Philadelphia Authority for Industrial Development, (continued)
University Plaza Associates , Revenue , 144A, 2017 , III , Pre-Refunded , 5.25% ,
12/01/47 ....................................................... $ 1,400,000 $ 1,433,917
19,382,158
Rhode Island 1.5%
Rhode Island Health and Educational Building Corp. ,
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/60 .......... 1,500,000 1,514,623
PRG - RI Properties LLC , Revenue , 2025 B , AG Insured , 5.625% , 7/01/65 ....... 450,000 467,761
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 2,750,000 2,724,097
4,706,481
South Carolina 0.1%
b
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... 200,000 201,768
South Dakota 0.6%
County of Lincoln , Augustana College Association , Revenue , 2021 A , Refunding , 4% ,
8/01/61 ......................................................... 2,355,000 1,822,554
Tennessee 2.1%
Knox County Health Educational & Housing Facility Board , Provident Group - UTK
Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% , 7/01/64 ............... 3,415,000 3,481,947
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 2,250,000 1,778,643
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/42 ..... 1,125,000 1,209,509
6,470,099
Texas 15.0%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.75% , 6/15/49 ....... 1,215,000 1,107,532
Uplift Education , Revenue , 2016 A , Refunding , 5% , 12/01/36 ................. 500,000 504,243
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue , 2017 , Refunding , 5% , 10/01/34 ................................ 530,000 542,613
Revenue , 2017 , Refunding , 5% , 10/01/35 ................................ 1,045,000 1,067,357
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 625,000 621,822
Central Texas Turnpike System , Revenue, First Tier , 2020 A , Refunding , 3% , 8/15/40 2,825,000 2,382,731
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 5.5% , 9/15/55 .......................... 390,000 390,408
g
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 300,000 299,334
b,g
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 350,000 346,918
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 175,000 180,635
b
City of Seagoville , Special Assessment , 144A, 2025 , 6% , 9/15/54 ............... 775,000 796,910
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
4.125% , 8/15/49 ................................................. 1,250,000 1,209,944
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
4.25% , 8/15/53 .................................................. 4,800,000 4,670,167
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/49 .................................................. 1,000,000 1,055,590
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5% , 2/15/55 .................................................... 1,635,000 1,680,141
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/48 ... 2,000,000 1,941,589
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.625% , 12/31/55 ...................... 775,000 801,209

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Dallas Fort Worth International Airport , Revenue , 2025 A-1 , Refunding , 5.5% , 11/01/50 $ 1,250,000 $ 1,336,760
c
Grand Parkway Transportation Corp. , Revenue , 2018 A , 5% , 10/01/48 ........... 3,500,000 3,566,655
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 1,000,000 1,008,755
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 800,000 784,809
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/38 ... 1,500,000 1,373,035
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 650,000 617,229
Love Field Airport Modernization Corp. , City of Dallas Airport , Revenue , 2015 , 5% ,
11/01/35 ........................................................ 1,000,000 1,000,862
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,500,000 1,566,129
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Denton LLC , Revenue , 2018 A-1 , AG Insured , 4.125% ,
7/01/53 ........................................................ 1,000,000 890,395
CHF-Collegiate Housing Denton LLC , Revenue , 2018 B-1 , AG Insured , 4.125% ,
7/01/53 ........................................................ 1,000,000 889,509
Tarrant County Cultural Education Facilities Finance Corp. , Buckner Retirement
Services, Inc. Obligated Group , Revenue , 2016 B , 5% , 11/15/40 ............... 2,000,000 2,005,631
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 625,000 586,014
Texas Public Finance Authority ,
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/40 ....... 400,000 429,206
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/41 ....... 400,000 426,126
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/42 ....... 400,000 422,983
c
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 8,000,000 8,751,678
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................. 385,000 384,418
Uptown Development Authority ,
City of Houston Reinvestment Zone No. 16 , Tax Allocation , 2021 , Refunding , 3% ,
9/01/39 ........................................................ 725,000 588,374
City of Houston Reinvestment Zone No. 16 , Tax Allocation , 2021 , Refunding , 3% ,
9/01/40 ........................................................ 750,000 592,471
46,820,182
Utah 2.8%
b
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ 700,000 707,718
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/50 3,000,000 3,261,165
b
MIDA Mountain Village Public Infrastructure District , Mountain Village Assessment Area
2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 .......................... 1,430,000 1,226,974
Utah Infrastructure Agency ,
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,254,376
Revenue , 2023 , 6% , 10/15/47 ........................................ 1,650,000 1,793,738
Revenue , 2025 , 5.25% , 10/15/49 ...................................... 375,000 377,458
8,621,429
Virginia 0.4%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/36 ........................................................ 630,000 631,788

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/39 ........................................................ $ 750,000 $ 734,667
1,366,455
Washington 6.5%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/49 .................................................. 4,000,000 4,463,036
King County Public Hospital District No. 1 , GO , 2018 , Refunding , 5% , 12/01/38 ..... 2,365,000 2,463,184
Port of Seattle , Revenue , 2022 B , Refunding , 5% , 8/01/40 ..................... 1,000,000 1,064,798
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 2,521,469 2,453,980
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 2,549,881 2,411,265
d
Revenue , FRN , 2024-1 , A , 4.221% , 3/20/40 .............................. 894,084 875,305
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/43 ........................................................ 2,030,000 2,057,037
b
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured ,
5.25% , 7/01/55 .................................................. 1,500,000 1,529,338
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.25% ,
7/01/59 ........................................................ 2,750,000 2,970,883
20,288,826
Wisconsin 9.4%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 2,605,808 2,735,009
b
AMCP Franklin LLC , Revenue , 144A, 2025 A-T , 10% , 12/01/60 ............... 715,000 730,020
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/34 .............. 300,000 303,278
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/38 .............. 435,000 436,851
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/40 .............. 500,000 495,825
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/45 .............. 600,000 567,300
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/50 .............. 700,000 639,277
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.5% , 6/01/55 300,000 305,913
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 700,000 698,615
b
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.75% , 7/01/63 ........ 1,000,000 1,002,893
b
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 1,750,000 1,803,791
b
Mary's Woods at Marylhurst Obligated Group , Revenue , 144A, 2017 A , Refunding ,
5.25% , 5/15/37 .................................................. 250,000 252,371
b
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/49 ........................................................ 1,580,000 1,455,022
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 525,000 544,187
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 2,175,000 2,390,589
TrIPs Obligated Group , Revenue , 2012 B , Refunding , 5.25% , 7/01/28 .......... 115,000 115,095
b
UHF Promenade Apts LLC (The) , Revenue , 144A, 2024 , 6.25% , 2/01/39 ........ 1,000,000 1,019,747
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/51 ........................................................ 750,000 568,036
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/56 ........................................................ 1,000,000 734,738
Wisconsin Health & Educational Facilities Authority ,
Advocate Aurora Health Obligated Group , Revenue , 2018 A , Refunding , 4% , 8/15/35 3,000,000 3,027,126
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/37 ........................................................ 3,000,000 3,065,440
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/41 ........................................................ 4,865,000 4,778,585
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 1,600,000 1,692,320
29,362,028

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 7.3%
District of Columbia 5.5%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/52 .................................................... $ 500,000 $ 463,998
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 5% , 6/01/40 ............................... 2,000,000 1,968,683
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 2/29/36 .............. 1,370,000 1,571,513
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 2/28/37 .............. 1,500,000 1,717,587
Two Rivers Public Charter School, Inc. , Revenue , 2020 , Refunding , 5% , 6/01/40 .. 1,500,000 1,491,376
Two Rivers Public Charter School, Inc. , Revenue , 2020 , Refunding , 5% , 6/01/50 .. 1,500,000 1,405,074
Metropolitan Washington Airports Authority ,
e
Dulles Toll Road , Revenue, Senior Lien , 2010 A , 4.61%, 10/01/37 ............. 3,700,000 2,162,235
c
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/53 ........ 1,290,000 1,126,474
c
Washington Metropolitan Area Transit Authority , Dedicated , Revenue, Second Lien ,
2024 A , 5% , 7/15/56 ................................................ 5,000,000 5,203,062
17,110,002
Puerto Rico 1.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 1,250,000 1,197,368
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 5,000,000 4,593,877
5,791,245
Total U.S. Territories .................................................................... 22,901,247
Total Municipal Bonds (Cost $ 460,397,536 ) .....................................
464,337,218
a a a a
Short Term Investments 0.2%
Shares
a
Management Investment Companies 0.2%
h,i
Putnam Short Term Investment Fund , Class P , 4.371% ....................... 521,921 521,921
Total Management Investment Companies (Cost $ 521,921 ) .......................
521,921
Principal
Amount
U.S. Government and Agency Securities 0.0%
†
e
U.S. Treasury Bills , 1 .9% , 11/06/25 ...................................... 200,000 199,937
Total U.S. Government and Agency Securities (Cost $ 199,886 ) ....................
199,937
Total Short Term Investments (Cost $ 721,807 ) ..................................
721,858
a
Total Investments (Cost $ 461,119,343 ) 148.9% ..................................
$465,059,076
Remarketed Preferred Shares (44.4) % .........................................
(138,725,000)
Floating Rate Notes Issued (6.2) % .............................................
(19,291,041)
Other Assets, less Liabilities 1.7% .............................................
5,205,527
Net Assets 100.0% ...........................................................
$312,248,562

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 29 .
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $49,957,437, representing 16.0% of net assets.
c
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
d
The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
g
Security purchased on a when-issued basis. See Note 1 ( b ).
h
See Note 4 ( e ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Putnam Municipal Opportunities Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2025
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Municipal
Opportunities
Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $460,597,422
Cost - Non-controlled affiliates (Note 4 e ) ........................................................ 521,921
Value - Unaffiliated issuers .................................................................. $464,537,155
Value - Non-controlled affiliates (Note 4 e ) ....................................................... 521,921
Cash .................................................................................... 202,248
Receivables:
Dividends and interest ..................................................................... 6,618,219
Prepaid expenses .......................................................................... 111,337
Total assets .......................................................................... 471,990,880
Liabilities:
Payables:
Investment securities purchased .............................................................. 647,431
Management fees ......................................................................... 421,099
Administrative fees ........................................................................ 2,045
Transfer agent fees ........................................................................ 23,260
Professional fees ......................................................................... 151,295
Trustees' fees and expenses ................................................................. 130,768
Floating rate notes issued ................................................................... 19,291,041
Distributions to preferred shareholders (Note 1 f ) .................................................. 43,973
Preferred share remarketing agent fees ......................................................... 186,988
Accrued interest (Note 1d) .................................................................. 113,067
Accrued expenses and other liabilities ........................................................... 6,351
Total liabilities ......................................................................... 21,017,318
Series B remarketed preferred shares: (2,876 shares authorized and issued at $25,000 per share) (Note 3) ....... 71,900,000
Series C remarketed preferred shares: (2,673 shares authorized and issued at $25,000 per share) (Note 3) ....... 66,825,000
Net assets applicable to common shares, at value .......................................... $312,248,562
Net assets applicable to common shares consist of:
Paid-in capital ............................................................................. $337,182,817
Total distributable earnings (losses) ............................................................. (24,934,255)
Net assets applicable to common shares, at value .......................................... $312,248,562
Common shares outstanding .................................................................. 27,399,462
Net asset value per common share
a
............................................................. $11.40
a
Net asset value per common share may not recalculate due to rounding.

Putnam Municipal Opportunities Trust
Financial Statements
Statement of Operations
for the six months ended October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Municipal
Opportunities
Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 4 e ) ............................................................. $122,047
Interest:
Unaffiliated issuers ........................................................................ 10,765,354
Total investment income ................................................................... 10,887,401
Expenses:
Management fees (Note 4 a ) ................................................................... 1,221,196
Administrative fees (Note 4 b ) .................................................................. 2,444
Transfer agent fees (Note 4c) .................................................................. 72,813
Custodian fees ............................................................................. 967
Reports to shareholders fees .................................................................. 76,795
Registration and filing fees .................................................................... 9,333
Professional fees ........................................................................... 97,248
Trustees' fees and expenses (Note 4 d ) ........................................................... 53,072
Preferred share remarketing agent fees .......................................................... 106,065
Interest expense (Note 1d) .................................................................... 321,494
Other .................................................................................... 42,282
Total expenses ......................................................................... 2,003,709
Expenses waived/paid by affiliates (Note 4e) ................................................... (384,630)
Net expenses ......................................................................... 1,619,079
Net investment income ................................................................ 9,268,322
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,614,179)
Futures contracts ......................................................................... 460,767
Net realized gain (loss) .................................................................. (4,153,412)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 17,138,416
Futures contracts ......................................................................... (146,473)
Net change in unrealized appreciation (depreciation) ............................................ 16,991,943
Net realized and unrealized gain (loss) ............................................................ 12,838,531
Net increase (decrease) in net assets resulting from operations .......................................... $22,106,853
Distributions to remarketed preferred shareholders (Note 1 f ) ............................................ (3,331,728)
Net increase (decrease) in net assets applicable to common shares resulting from operations ................... $18,775,125

Putnam Municipal Opportunities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Municipal Opportunities Trust
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,268,322 $18,410,052
Net realized gain (loss) ................................................. (4,153,412) (3,296,686)
Net change in unrealized appreciation (depreciation) ........................... 16,991,943 (4,424,162)
Distributions to remarketed preferred shareholders ............................ (3,331,728) (7,733,574)
Net increase (decrease) in net assets applicable to common shares resulting from operations ...................................................... 18,775,125 2,955,630
Distributions to common shareholders ....................................... (6,468,438) (9,175,728)
Distributions to common shareholders from tax return of capital .................... — (3,223,028)
Total distributions to common shareholders ................................... (6,468,438) (12,398,756)
Capital share transactions from - repurchase of shares (Note 2 ) .................... (6,550,762) (31,013,227)
Net increase (decrease) in net assets ................................... 5,755,925 (40,456,353)
Net assets applicable to common shares:
Beginning of period ..................................................... 306,492,637 346,948,990
End of period .......................................................... $312,248,562 $306,492,637

Putnam Municipal Opportunities Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Municipal Opportunities Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange are
valued at the official closing price of the day.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Putnam Municipal Opportunities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8 regarding other derivative information.
d. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the
TOB trust to collapse. The Fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing
by including the fixed-rate bond in the Fund’s portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of the reporting
period, the Fund’s investments with a value of $27,313,419
were held by the TOB trust and served as collateral for
$19,291,041 in floating-rate bonds outstanding. For the
reporting period ended October 31, 2025, the Fund incurred
interest expense of $292,310 for these investments based
on an average interest rate of 3.11%.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date.
Distributions to common and preferred shareholders from net
investment income, if any, are recorded by the Fund on the
ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually.
The Fund pays targeted distribution rates to its common
shareholders. Distributions are sourced first from tax-exempt and ordinary income. The balance of the distributions, if any,
1. Organization and Significant Accounting Policies
(continued)

Putnam Municipal Opportunities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
comes next from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the Fund. The
Fund may make return of capital distributions to achieve
the targeted distribution rates. Dividends on remarketed
preferred shares become payable when, as and if declared
by the Trustees. Each dividend period for the remarketed
preferred shares is generally a 7 day period. The applicable dividend rate for the remarketed preferred shares on October
31, 2025 was 4.40% for Series B and 5.06% for Series C
shares. The amount and character of income and gains to
be distributed are determined in accordance with income
tax regulations, which may differ from generally accepted
accounting principles. Dividend sources are estimated at
the time of declaration. Actual results may vary. Any non-
taxable return of capital cannot be determined until final
tax calculations are completed after the end of the Fund’s
fiscal year. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution
(or available capital loss carryovers) under income tax
regulations.
During the reporting period, the Fund has experienced
unsuccessful remarketings of its remarketed preferred
shares. As a result, dividends to the remarketed preferred
shares have been paid at the “maximum dividend rate,”
pursuant to the Fund’s by-laws, which, based on the current
credit quality of the remarketed preferred shares, equals
110% of the higher of the 30-day “AA” composite commercial
paper rate and the taxable equivalent of the short-term
municipal bond rate.
g. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). During the period ended October 31, 2025 and year ended April 30, 2025, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
In September 2025, the Board authorized management to renew the Fund’s open-market share repurchase program.
Under the program, the Fund may purchase, from time to time, fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. Repurchases are made when the Fund’s shares are trading at less than net asset value and therefore increase the net asset value per share of the Fund’s remaining shares. Transactions in the Fund's shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Municipal Opportunities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Preferred Shares
The Series B (2,876) and C (2,673) remarketed preferred shares are redeemable at the option of the Fund on any dividend payment date at a redemption price of $25,000 per remarketed preferred share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared)
and, in certain circumstances, a call premium.
It is anticipated that dividends paid to holders of remarketed preferred shares will be considered tax-exempt dividends under the Internal Revenue Code of 1986. To the extent that the Fund earns taxable income and capital gains by the conclusion of a fiscal year, it may be required to apportion to the holders of the remarketed preferred shares throughout that year additional dividends as necessary to result in an after-tax equivalent to the applicable dividend rate for the period.
Under the 1940 Act, the Fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares. Additionally, the Fund’s bylaws impose more stringent asset coverage requirements and restrictions relating to the rating of the remarketed preferred shares by the shares’ rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred shares not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At October 31,
2025, no such restrictions have been placed on the Fund.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers for management and investment advisory services quarterly based on the average net assets of the
Fund, including assets attributable to preferred shares. Such fee is based on the following annual rates based on the average weekly net assets attributable to common and preferred shares.
Period Ended
October 31, 2025
Year Ended
April 30, 2025
Shares Amount Shares Amount
Shares repurchased ............................................. 658,800 $6,529,500 3,001,429 $31,013,227
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................. 8.27% 10.17%
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Municipal Opportunities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The lesser of (i) 0.550% of average net assets attributable to common and preferred shares outstanding, or (ii) the following rates:
For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.550% of the Fund’s average net assets attributable to common and preferred shares outstanding.
If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the Fund’s gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Advisers for that period will be reduced by the amount of the excess (but not more than the effective management fees rate under the contract multiplied by the liquidation preference of the remarketed preferred shares outstanding during the period). For the reporting period, Advisers reimbursed $384,630 to the Fund. Any amount in excess of the fee payable to Advisers for a given period will be used to reduce any subsequent fee payable to Advisers, as may be necessary. As of the reporting period, this excess amounted to $5,624,014.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.05% of the Fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Transfer agent fees in the Statement of Operations.
Annualized Fee Rate Net Assets
0.650% of the first $500 million of average weekly net assets,
0.550% of the next $500 million of average weekly net assets,
0.500% of the next $500 million of average weekly net assets,
0.450% of the next $5 billion of average weekly net assets,
0.425% of the next $5 billion of average weekly net assets,
0.405% of the next $5 billion of average weekly net assets,
0.390% of the next $5 billion of average weekly net assets and
0.380% of any excess thereafter.
4. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Municipal Opportunities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
On May 8, 2025, the Board approved Computershare Inc. to serve as transfer agent for the Fund. Effective October 13, 2025,
Computershare Inc. became the transfer agent for the Fund and PSERV is no longer an affiliated person of the Fund, under the 1940 Act. The principal business office of Computershare is located at P.O. Box 43006, Providence, Rhode Island 02940-
3078.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees, who were serving prior to
April 25, 2025, to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023.
The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund, who were serving prior to April 25, 2025 and who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in
Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension
Plan with respect to any Trustee first elected after 2003.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Municipal Opportunities Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $2,605,616 $55,636,208 $(57,719,903) $— $— $521,921 521,921 $122,047
Total Affiliated Securities ... $2,605,616 $55,636,208 $(57,719,903) $— $— $521,921 $122,047
4. Transactions with Affiliates
(continued)
c. Transfer Agent Fees
(continued)

Putnam Municipal Opportunities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2025, the capital loss carryforwards were as follows:
At October 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2025, aggregated
$85,151,666 and $90,306,761, respectively.
7. Credit Risk and Defaulted Securities
At October 31, 2025, the Fund had 12.7% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At October 31,
2025, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 9,142,742
Long term ................................................................................ 14,337,396
Total capital loss carryforwards ............................................................... $23,480,138
Cost of investments .......................................................................... $461,615,530
Unrealized appreciation ........................................................................ $13,550,934
Unrealized depreciation ........................................................................ (10,107,388)
Net unrealized appreciation (depreciation) .......................................................... $3,443,546

Putnam Municipal Opportunities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Other Derivative Information
For the period ended October 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended October 31, 2025, the average month end notional amount of futures contracts represented $5,037,951.
See Note 1(c) regarding derivative financial instruments.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Municipal Opportunities Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $460,767 Futures contracts $(146,473)
Total ....................... $460,767 $(146,473)
Level 1 Level 2 Level 3 Total
Putnam Municipal Opportunities Trust
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 464,337,218 $ — $ 464,337,218
Short Term Investments ................... 521,921 199,937 — 721,858
Total Investments in Securities ........... $521,921 $464,537,155 $— $465,059,076
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Municipal Opportunities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Distributions subsequent to October 31, 2025
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Record Date Payable Date Amount
11/17/2025 11/28/2025 $0.0393
12/15/2025 12/31/2025 $0.0393
1/23/2026 1/30/2026 $0.0393
2/20/2026 2/27/2026 $0.0393
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund

Putnam Municipal Opportunities Trust
Important Information to Shareholders

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Semiannual Report
Managed Distribution Plan
The Board has implemented a managed distribution plan
where the Fund distributes a level distribution amount
to shareholders. The Fund intends to make monthly
distributions to shareholders at the rate of $0.0393 per
share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The Distribution Plan is intended
to provide shareholders with a consistent distribution each
month and is intended to narrow the discount between the
market price and the NAV of the Fund’s common shares,
but there is no assurance that the plan will be successful in doing so.
Under the Distribution Plan, to the extent that sufficient
investment income is not available on a monthly basis, the
Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment
performance from the amount of the Fund’s distributions or
from the terms of the Distribution Plan.
The Board may amend the terms of the Distribution Plan or
terminate the Distribution Plan at any time. The amendment
or termination of the plan could have an adverse effect
on the market price of the Fund’s common shares. The
Distribution Plan will be subject to the periodic review by the
Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Putnam Municipal Opportunities Trust
Annual Meeting of Shareholders: April 25, 2025 (unaudited)

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Semiannual Report
The Annual Meeting of Shareholders of the Fund was held at the Fund’s offices, 100 Federal Street, Boston, MA, on April 25,
2025. The purpose of the meeting was to elect Trustees of the Fund and to fix the number of Trustees for the Fund at 8. At the meeting, all the nominees were elected by the shareholders to serve as Trustees of the Fund. Shareholders also fixed the number of Trustees for the Fund at 8. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of Trustees:
* Mr. Agdern and Mr. Mason have been elected as Trustees by the holders of the preferred shares, voting as a separate class, while the other Trustees have been elected by the holders of the preferred shares and common shares voting together as a single class.
2. Fixing the number of Trustees at 8:
Term Expiring 2026 For
% of
Shares
Present % Withheld
% of
Shares
Present
% of
Outstanding
Shares
Robert D. Agdern*
............
Carol L. Colman
.............
Anthony Grillo
...............
Eileen A. Kamerick
...........
Nisha Kumar
................
Peter Mason*
...............
Hillary A. Sale
...............
Jane E. Trust
................
89
21,252,803
21,255,171
21,212,484
21,206,597
89
21,324,817
21,248,629
1.66%
94.61%
94.62%
94.43%
94.41%
1.66%
94.93%
94.59%
1.60%
74.42%
74.43%
74.28%
74.26%
1.60%
74.67%
74.40%
5,273
1,210,084
1,207,716
1,250,403
1,256,290
5,273
1,138,070
1,214,258
98.34%
5.39%
5.38%
5.57%
5.59%
98.34%
5.07%
5.41%
95.03%
4.24%
4.23%
4.38%
4.40%
95.03%
3.99%
4.25%
Shares
Voted
% of
Shares
Present
% of
Outstanding
Shares
For
.......................
Against
....................
Abstain
....................
21,353,083
878,343
231,453
95.06%
3.91%
1.03%
74.77%
3.08%
0.81%

Putnam Municipal Opportunities Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

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Semiannual Report
Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust
and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan
(each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Computershare Trust Company, N.A. (the “Agent”). If you are
not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.
Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.
If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.
To change your enrollment status or to request additional information about the Plans, you may contact the Agent in writing at
P.O. Box 43006 Providence, RI 02940-3078 or by calling the Agent at 1-888-888-0151.
How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.
If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market.
The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.
How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.
Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.
About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

Putnam Municipal Opportunities Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

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Semiannual Report
About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice.
However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.
If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf.
If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.
In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

PUTNAM MUNICIPAL OPPORTUNITIES TRUST
Shareholder Information

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Semiannual Report
Board Approval of Management and Sub-
Advisory Agreements
Putnam Municipal Opportunities Trust (PMO)
(unaudited)
Background
The Investment Company Act of 1940, as amended (the
“1940 Act”), requires that the Board of Trustees (the “Board”)
of Putnam Municipal Opportunities Trust (the “Fund”),
including a majority of its members who are not considered
to be “interested persons” under the 1940 Act (the
“Independent Trustees”) voting separately, approve on an
annual basis the continuation of the investment management
agreement (the “Management Agreement”) between the
Fund and the Fund’s manager, Franklin Advisers, Inc. (the
“Manager”), and the sub-advisory agreements (individually,
a “Sub-Advisory Agreement,” and collectively, the “Sub-
Advisory Agreements”) with the Manager’s affiliates, Franklin
Templeton Investment Management Limited (“FTIML”) and
Putnam Investment Management, LLC (“PIM,” and together
with FTIML, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”)
held on May 8-9, 2025, the Board, including the Independent
Trustees, considered and approved the continuation of
each of the Management Agreement and the Sub-Advisory
Agreements for an additional one-year period. To assist in
its consideration of the renewal of each of the Management
Agreement and the Sub-Advisory Agreements, the Board
received and considered extensive information (together with the information provided at the Contract Renewal Meeting,
the “Contract Renewal Information”) about the Manager and
the Sub-Advisers, as well as the management and sub-
advisory arrangements for the Fund and the other closed-
end funds in the same complex under the Board’s purview
(the “Franklin Templeton Closed-end Funds”), certain
portions of which are discussed below. The Board noted that
although it recently assumed oversight responsibilities for
the Fund, which was previously overseen by another board,
certain information the Board received throughout the course of the year with respect to the Franklin Templeton Closed-
end Funds was relevant to the Board’s consideration of the
Management Agreement and Sub-Advisory Agreements.
A presentation made by the Manager and the Sub-Advisers
to the Board at the Contract Renewal Meeting in connection
with the Board’s evaluation of each of the Management
Agreement and the Sub-Advisory Agreements encompassed
the Fund and other Franklin Templeton Closed-end Funds.
In addition to the Contract Renewal Information, the Board
received performance and other information related to
the respective services rendered by the Manager and the
Sub-Advisers to the Fund. The Board’s evaluation took
into account the information received and also reflected
the knowledge and experience gained as members of
the Boards of the other Franklin Templeton Closed-end
Funds with respect to the services provided to the Fund
by the Manager and the Sub-Advisers. The information
received and considered by the Board (including its various
committees) in conjunction with both the Contract Renewal
Meeting and throughout the year was both written and
oral. The contractual arrangements discussed below are
the product of multiple years of review and negotiation and
information with respect to the other Franklin Templeton
Closed-end Funds received and considered by the Board
during each of those years.
At a meeting held on April 25, 2025, the Independent
Trustees, in preparation for the Contract Renewal Meeting,
met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the
Franklin Templeton Closed-end Funds, including the Fund,
received to date. No representatives of the Manager or the
Sub-Advisers participated in this meeting. Following the
April 25, 2025 meeting, the Independent Trustees submitted
certain questions and requests for additional information
to Fund management. The Independent Trustees also met
in private sessions with their independent legal counsel
to consider the Contract Renewal Information and Fund
management’s responses to the Independent Trustees’
questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion
below reflects all of these reviews.
The Manager provides the Fund with investment advisory
and administrative services pursuant to the Management
Agreement, and the Sub-Advisers together provide the Fund
with investment sub-advisory services pursuant to the Sub-
Advisory Agreements. The discussion below covers both the
advisory and administrative functions being rendered by the
Manager, each such function being encompassed by the
Management Agreement, and the investment sub-advisory
functions being rendered by the Sub-Advisers pursuant to
the Sub-Advisory Agreements.

PUTNAM MUNICIPAL OPPORTUNITIES TRUST
Shareholder Information

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Semiannual Report
Board Approval of Management Agreement and Sub-
Advisory Agreements
The Independent Trustees were advised by separate
independent legal counsel throughout the process. Prior to
voting, the Independent Trustees received a memorandum
discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and
the Sub-Advisory Agreements. The Independent Trustees
considered the Management Agreement and each Sub-
Advisory Agreement separately during the course of their
review. In doing so, they noted the respective roles of the
Manager and the Sub-Advisers in providing services to the
Fund.
In approving the continuation of the Management Agreement
and Sub-Advisory Agreements, the Board, including the
Independent Trustees, considered a variety of factors,
including those factors discussed below. No single factor
reviewed by the Board was identified by the Board as
the principal factor in determining whether to approve
the continuation of the Management Agreement and the
Sub-Advisory Agreements. Each Board member may have
attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory
Agreements.
After considering all relevant factors and information,
the Board, exercising its reasonable business judgment,
determined that the continuation of the Management
Agreement and Sub-Advisory Agreements were in the
best interests of the Fund’s stockholders and approved the
continuation of each such agreement for an additional one-
year period.
Nature, Extent and Quality of the Services under the
Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal
Information regarding the nature, extent, and quality of
services provided to the Fund by the Manager and the
Sub-Advisers under the Management Agreement and the
Sub-Advisory Agreements, respectively, during the past year.
The Board noted information received at regular meetings
throughout the year related to the services provided by
the Manager in its management of the Fund’s affairs and
the Manager’s role in coordinating the activities of the
Sub-Advisers and the Fund’s other service providers. The
Board observed that the scope of services provided by the
Manager and the Sub-Advisers, and of the undertakings
required of the Manager and Sub-Advisers in connection
with those services, including maintaining and monitoring
their respective compliance programs as well as the Fund’s
compliance programs, had expanded over time as a result
of regulatory, market and other developments. The Board
also noted that on a regular basis it received and reviewed
information from the Manager and the Sub-Advisers
regarding the Fund’s compliance policies and procedures
established pursuant to Rule 38a-1 under the 1940 Act. The
Board also considered the risks borne by the Manager, the
Sub-Advisers and their respective affiliates on behalf of the
Fund, including entrepreneurial, operational, reputational,
litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and
responsibilities of the Manager’s senior personnel and
the Sub-Advisers’ portfolio management teams primarily
responsible for the day-to-day portfolio management of the
Fund. The Board also considered, based on its knowledge
of the Manager and its affiliates, the financial resources
of Franklin Resources, Inc., the parent organization of the
Manager and the Sub-Advisers. The Board recognized
the importance of having a fund manager with significant
resources.
The Board considered the division of responsibilities
between the Manager and the Sub-Advisers under the
Management Agreement and the Sub-Advisory Agreements,
respectively, including the Manager’s coordination and
oversight of the services provided to the Fund by the
Sub-Advisers and the Fund’s other service providers. The
Management Agreement permits the Manager to delegate
certain of its responsibilities, including its investment
advisory duties thereunder, provided that the Manager, in
each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the
Management Agreement and the Sub-Advisory Agreements,
the Board took into account that Fund stockholders, in
pursuing their investment goals and objectives, may
have purchased their shares of the Fund based upon the
reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the
resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and
quality of the management and other services provided
(and expected to be provided) to the Fund, under the
Management Agreement and the Sub-Advisory Agreements
were satisfactory.
Fund Performance
The Board received and considered information regarding
Fund performance, including information and analyses (the
“Broadridge Performance Information”) for the Fund, as
well as for a group of comparable funds (the “Performance
Universe”) selected by Broadridge Financial Solutions,

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Inc. (“Broadridge”), an independent third-party provider
of investment company data. The Board was provided
with a description of the methodology Broadridge used to
determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the
Board found the Broadridge Performance Information
generally useful they recognized its limitations, including
that the data may vary depending on the end date selected,
and that the results of the performance comparisons may
vary depending on the selection of the peer group and its
composition over time. The Board also noted that Board
members had received and discussed with the Manager
and the Sub-Advisers information throughout the year at
periodic intervals comparing the Fund’s performance against
its benchmark and against the Fund’s peers. In addition, the
Board considered the Fund’s performance in view of overall
financial market conditions.
The Broadridge Performance Information comparing the
Fund’s performance to that of its Performance Universe,
consisting of the Fund and all leveraged closed-end general
and insured municipal debt funds, regardless of asset size,
showed, among other data, that based on net asset value
per share, the Fund’s performance was above the median
for the 1-, 3-, 5- and 10-year periods ended December
31, 2024. The Board noted the explanations from the
Manager and the Sub-Advisers regarding the Fund’s relative
performance versus the Performance Universe for the
various periods.
Based on the reviews and discussions of Fund performance
and considering other relevant factors, including those noted
above, the Board concluded, under the circumstances,
that continuation of the Management Agreement and the
Sub-Advisory Agreements for an additional one-year period
would be consistent with the interests of the Fund and its
stockholders.
Management and Sub-Advisory Fees and Expense
Ratios
The Board reviewed and considered the contractual
management fee (the “Contractual Management Fee”) and
the actual management fee (the “Actual Management Fee”)
payable by the Fund to the Manager under the Management
Agreement and the sub-advisory fees (the “Sub-Advisory
Fees”) payable by the Manager to the Sub-Advisers
under the Sub-Advisory Agreements in view of the nature,
extent and overall quality of the management, investment
advisory and other services provided by the Manager and
the Sub-Advisers, respectively. The Board noted that the
Sub-Advisory Fee payable to the Sub-Advisers under their
Sub-Advisory Agreements with the Manager is paid by the
Manager, not the Fund, and, accordingly, that the retention
of the Sub-Advisers does not increase the fees or expenses
otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information
and analyses prepared by Broadridge (the “Broadridge
Expense Information”) comparing the Contractual
Management Fee and the Actual Management Fee and
the Fund’s actual total expenses with those of funds in an
expense universe (the “Expense Universe”) selected and
provided by Broadridge. The comparison was based upon
the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information
generally useful, they recognized its limitations, including that the data may vary depending on the selection of the
peer group.
The Broadridge Expense Information showed that the Fund’s
Contractual Management Fee was equal to the median.
The Broadridge Expense Information also showed that the
Fund’s Actual Management Fee was below the median
based on both common stock assets and total managed
assets, which includes common stock assets and leveraged
assets. The Broadridge Expense Information also showed
that the Fund’s actual total expenses were below the median
based on both common stock assets and total managed
assets. The Board took into account management’s
discussion of the Fund’s expenses.
The Board also reviewed Contract Renewal Information
regarding fees charged by the Manager and/or the Sub-
Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed
with the Board the differences in services provided to
these different types of accounts, noting that the Fund is
provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to
heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New
York Stock Exchange, and that the Manager coordinates
and oversees the provision of services to the Fund by the
Fund’s other service providers. The Board considered the
fee comparisons in view of the different services provided in managing these other types of clients and funds.
The Board considered the overall management fee, the fees
of the Sub-Advisers and the amount of the management fee
retained by the Manager after payment of the Sub-Advisory
Fees in each case in view of the services rendered for those

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amounts. The Board also received an analysis of complex-
wide management fees provided by the Manager, which,
among other things, set out a framework of fees based on
asset classes.
Taking all of the above into consideration, as well as
the factors identified below, the Board determined that
the management fee and the Sub-Advisory Fees were
reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services
provided by the Manager and the Sub-Advisers to the Fund
under the Management Agreement and the Sub-Advisory
Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information,
received an analysis of the profitability to the Manager
and its affiliates in providing services to the Fund for the
Manager’s fiscal years ended September 30, 2024 and
September 30, 2023. The Board also received profitability
information with respect to the Franklin Templeton fund
complex as a whole. In addition, the Board received
Contract Renewal Information with respect to the Manager’s
revenue and cost allocation methodologies used in
preparing such profitability data. It was noted that the
allocation methodologies had been reviewed by an outside
consultant. The profitability to each of the Sub-Advisers
was not considered to be a material factor in the Board’s
considerations since the Sub-Advisory Fees are paid by
the Manager, not the Fund, although the Board noted
the affiliation of the Manager with the Sub-Advisers. The
profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent
and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal
Information concerning whether the Manager realizes
economies of scale if the Fund’s assets grow. The Board
noted that because the Fund is a closed-end fund, it has
limited ability to increase its assets. The Board determined that the management fee structure was appropriate under
the circumstances. For similar reasons as stated above with
respect to the Sub-Advisers’ profitability and the costs of
the Sub-Advisers’ provision of services, the Board did not
consider the potential for economies of scale in the Sub-
Advisers’ management of the Fund to be a material factor in
the Board’s consideration of the Sub-Advisory Agreements.
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the
Manager, the Sub-Advisers and their affiliates as a result
of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s
stockholders. In view of the costs of providing investment
management and other services to the Fund and the
ongoing commitment of the Manager and the Sub-Advisers
to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-
Advisers, were reasonable.

39026-S 12/25
© 2025 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock. The Fund also may repurchase its remarketed preferred shares at negotiated prices in private transactions from time to time.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Putnam Municipal Opportunities Trust
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Toll Free Number:
1-888-888-0151
(800) DIAL BEN
®
/
342-5236

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.
ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
May 1 – May 31, 2025	213,146	$9.97	213,146	1,055,337
June 1 – June 30, 2025	151,192	$9.83	151,192	904,145
July 1 – July 31, 2025	93,305	$9.81	93,305	810,840
August 1 – August 31, 2025	156,209	$9.85	156,209	654,631
September 1 – September 30, 2025	44,948	$10.27	44,948	609,683
October 1 – October 31, 2025	-	-	-	609,683
Total	658,800		658,800

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable..

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Municipal Opportunities Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 29, 2025